Annual Total Returns - FidelityEnduringOpportunitiesFund-PRO - FidelityEnduringOpportunitiesFund-PRO - Fidelity Enduring Opportunities Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Nov. 05, 2019
Fidelity Enduring Opportunities Fund
Bar Chart Table:
Annual Return 2020	31.72%
Annual Return 2021	19.49%
Annual Return 2022	(29.88%)